Net Loss Per Share - Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	11,722,669	39,836,435
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	11,148,997	6,065,263
Performance-based Restricted Share Units ("RSUs")
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	573,672
Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares		33,771,172